UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—83.1% †
U.S. Treasuries—12.0%
U.S. Treasury Bonds
3.00%	05/15/42	$8,161	$8,547	(f)
3.13%	02/15/42	12,939	13,897	(f)
U.S. Treasury Notes
0.32%	03/31/14	3,469	3,464	(c,f)
0.68%	01/31/17	183	184	(c)
0.72%	05/31/17	8,326	8,287	(c,f)
1.75%	05/15/22	10,030	10,111	(f)
3.13%	05/15/19	2	2
			44,492
Agency Mortgage Backed—34.1%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,091	2,146
4.50%	06/01/33 - 02/01/35	70	75	(f)
5.00%	07/01/35 - 06/01/41	2,326	2,579	(f)
5.50%	05/01/20 - 04/01/39	1,208	1,340	(f)
6.00%	04/01/17 - 11/01/37	2,074	2,308	(f)
6.50%	07/01/29	2	3	(f)
7.00%	10/01/16 - 08/01/36	234	277	(f)
7.50%	09/01/12 - 09/01/33	24	29	(f)
8.00%	11/01/30	11	14	(f)
5.50%	TBA	1,570	1,706	(b)
Federal National Mortgage Assoc.
2.72%	04/01/37	3	3	(g)
2.89%	03/01/37	5	5	(g)
4.00%	05/01/19 - 05/01/42	23,128	24,713	(f)
4.50%	05/01/18 - 04/01/41	18,400	19,792	(f)
5.00%	07/01/20 - 06/01/41	4,518	5,013	(f)
5.50%	03/01/14 - 01/01/39	6,206	6,809	(f)
6.00%	02/01/14 - 08/01/35	3,590	4,038	(f)
6.50%	02/01/14 - 08/01/36	571	649	(f)
7.00%	08/01/13 - 02/01/34	66	75	(f)
7.50%	08/01/13 - 03/01/34	268	318	(f)
8.00%	12/01/12 - 11/01/33	118	139	(f)
8.50%	04/01/30 - 05/01/31	18	22	(f)
9.00%	12/01/17 - 12/01/22	29	33	(f)
3.50%	TBA	27,780	29,205	(b)
4.00%	TBA	5,365	5,710	(b)
4.50%	TBA	805	863	(b)
5.00%	TBA	2,664	2,871	(b)
6.00%	TBA	3,892	4,277	(b)
6.50%	TBA	878	988	(b)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,188	4,614	(f)
5.00%	08/15/33	166	182	(f)
6.00%	04/15/27 - 09/15/36	710	811	(f)
6.50%	04/15/19 - 09/15/36	485	562	(f)
7.00%	11/15/27 - 10/15/36	220	260	(f)
7.50%	03/15/23 - 10/15/33	70	77	(f)
8.00%	09/15/27 - 06/15/30	37	39	(f)

8.50%	10/15/17	27	29	(f)
9.00%	11/15/16 -12/15/21	62	68	(f)
4.00%	TBA	2,790	3,047	(b)
5.50%	TBA	435	483	(b)
			126,172
Agency Collateralized Mortgage Obligations—0.8%
Collateralized Mortgage Obligation Trust
0.00%	11/01/18	7	7	(c,d)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	2,097	17	(e,f,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 -11/15/30	4,467	537	(e,j)
4.50%	02/15/18 - 03/15/18	205	10	(e,f,j)
5.00%	05/15/17 - 02/15/38	387	21	(e,f,j)
5.50%	06/15/33	228	33	(e,f,j)
6.36%	08/15/25	1,182	170	(e,g)
8.00%	04/15/20	5	6	(f)
Federal Home Loan Mortgage Corp. STRIPS
3.33%	08/01/27	3	2	(c,d,f)
8.00%	02/01/23 - 07/01/24	11	2	(e,f,j)
Federal National Mortgage Assoc. REMIC
1.19%	12/25/42	509	14	(e,f,g)
2.53%	12/25/22	7	7	(c,d,f)
3.50%	05/25/27	974	124	(e,j)
4.50%	05/25/18	10	—	**(e,f,j)
5.00%	08/25/17 - 09/25/40	2,137	255	(e,f,j)
5.75%	07/25/38	566	75	(e,g)
Federal National Mortgage Assoc. STRIPS
1.49%	12/01/34	295	282	(c,d,f)
4.50%	08/01/35 - 01/01/36	672	78	(e,f,j)
5.00%	03/25/38 - 05/25/38	416	56	(e,j)
5.50%	12/01/33	78	11	(e,j)
6.00%	01/01/35	239	42	(e,f,j)
7.50%	11/01/23	34	7	(e,f,j)
8.00%	08/01/23 - 07/01/24	22	5	(e,f,j)
8.50%	03/01/17 - 07/25/22	20	3	(e,f,j)
9.00%	05/25/22	8	1	(e,f,j)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,832	323	(e,j)
5.00%	12/20/35 - 09/20/38	2,618	262	(e,j)
6.41%	06/20/40	4,998	774	(e,g)
			3,124
Asset Backed—0.4%
Capital One Multi-Asset Execution Trust
1.07%	01/15/19	500	490	(c,f,g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	510	456	(f)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	360	265	(f)
Mid-State Trust
7.54%	07/01/35	43	44
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	350	207
Residential Asset Securities Corp.
14.91%	07/25/32	21	13	(c,g)
15.30%	06/25/33	43	24	(c,g)
			1,499

Corporate Notes—29.7%
ABB Finance USA Inc.
1.63%	05/08/17	396	398
2.88%	05/08/22	396	401
AES Panama S.A.
6.35%	12/21/16	219	235	(a)
Agilent Technologies Inc.
5.50%	09/14/15	411	460	(f)
Air Jamaica Ltd.
9.38%	07/08/15	5	5
Allergan Inc.
3.38%	09/15/20	317	337
ALROSA Finance S.A.
7.75%	11/03/20	400	419	(a,f)
America Movil SAB de C.V.
2.38%	09/08/16	1,348	1,383
American Axle & Manufacturing Inc.
7.88%	03/01/17	367	379
American Express Credit Corp.
1.75%	06/12/15	591	598
American International Group Inc.
4.88%	06/01/22	296	303
Amgen Inc.
2.13%	05/15/17	198	200
2.30%	06/15/16	281	289	(f)
2.50%	11/15/16	200	208
3.63%	05/15/22	198	205
5.38%	05/15/43	197	213
5.65%	06/15/42	335	374	(f)
Amphenol Corp.
4.00%	02/01/22	798	813
Amsted Industries Inc.
8.13%	03/15/18	239	253	(a,f)
Anadarko Petroleum Corp.
5.95%	09/15/16	338	384	(f)
6.38%	09/15/17	227	264
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	606	649	(f)
5.38%	11/15/14	498	549	(f)
Apache Corp.
4.75%	04/15/43	396	440
Arch Coal Inc.
7.00%	06/15/19	379	320
Archer-Daniels-Midland Co.
5.77%	03/01/41	640	814	(f)
Arizona Public Service Co.
6.25%	08/01/16	358	420	(f)
AT&T Inc.
0.90%	02/13/15	796	795	(c)
1.60%	02/15/17	398	399
2.95%	05/15/16	319	338	(f)
5.55%	08/15/41	277	330
5.60%	05/15/18	70	84
6.40%	05/15/38	1,023	1,288	(f)
Banco del Estado de Chile
3.88%	02/08/22	150	153	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200	202	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	104	(a,g)

Bank of America Corp.
3.88%	03/22/17	593	604
5.63%	10/14/16	200	213
5.70%	01/24/22	1,044	1,150
5.75%	12/01/17	395	422
5.88%	02/07/42	199	218
6.50%	08/01/16	330	362
Barclays Bank PLC
2.25%	05/10/17	986	986	(a)
Baxter International Inc.
1.85%	01/15/17	482	493
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	396	399	(f)
3.00%	05/15/22	593	600	(f)
Berkshire Hathaway Inc.
3.75%	08/15/21	190	203	(f)
BG Energy Capital PLC
2.88%	10/15/16	206	217	(a,f)
4.00%	10/15/21	201	214	(a,f)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	597	601	(f)
Bombardier Inc.
7.75%	03/15/20	299	333	(a,f)
Boston Properties LP (REIT)
3.85%	02/01/23	394	398
BP Capital Markets PLC
1.85%	05/05/17	277	280
2.25%	11/01/16	604	622
3.25%	05/06/22	593	614
Broadcom Corp.
2.70%	11/01/18	403	416
Calpine Corp.
7.25%	10/15/17	478	514	(a,f)
Cameron International Corp.
1.60%	04/30/15	198	198
3.60%	04/30/22	198	198
Cardinal Health Inc.
1.90%	06/15/17	593	597
Cargill Inc.
5.20%	01/22/13	131	134	(a,f)
6.00%	11/27/17	247	294	(a,f)
Carolina Power & Light Co.
2.80%	05/15/22	738	750	(f)
Case New Holland Inc.
7.88%	12/01/17	214	247	(f)
Caterpillar Inc.
1.50%	06/26/17	450	451
2.60%	06/26/22	373	372
CBS Corp.
1.95%	07/01/17	188	188
4.85%	07/01/42	188	184
CCO Holdings LLC
8.13%	04/30/20	373	416
Central American Bank for Economic Integration
5.38%	09/24/14	380	406	(a,f)
CenturyLink Inc.
5.80%	03/15/22	279	278
7.65%	03/15/42	286	278
Cigna Corp.
2.75%	11/15/16	1,337	1,377
5.38%	02/15/42	401	427

Cincinnati Bell Inc.
8.25%	10/15/17	398	414	(f)
Citigroup Inc.
4.45%	01/10/17	790	828	(f)
5.00%	09/15/14	1,064	1,091	(f)
5.88%	01/30/42	299	327	(f)
6.13%	08/25/36	200	197	(f)
CityCenter Holdings LLC
7.63%	01/15/16	215	227
CNA Financial Corp.
5.88%	08/15/20	393	432
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200	214	(a)
Columbus International Inc.
11.50%	11/20/14	100	107	(a)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	180	219
6.65%	04/01/19	608	772	(f)
Corning Inc.
4.75%	03/15/42	462	484
Corp Lindley S.A.
6.75%	11/23/21	36	39	(a)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	397	414	(a)
5.63%	09/21/35	76	89	(a)
Covidien International Finance S.A.
1.35%	05/29/15	395	396
3.20%	06/15/22	395	407
Credit Suisse AG
2.60%	05/27/16	405	416	(a)
Crown Castle Towers LLC
4.88%	08/15/40	379	411	(a,f)
6.11%	01/15/40	189	219	(a)
CSX Corp.
4.25%	06/01/21	389	425
CVS Caremark Corp.
3.25%	05/18/15	207	218
5.75%	06/01/17	355	419
DaVita Inc.
6.38%	11/01/18	358	370	(f)
DDR Corp. (REIT)
4.63%	07/15/22	262	259
Deere & Co.
2.60%	06/08/22	394	393
3.90%	06/09/42	355	353
Denbury Resources Inc.
6.38%	08/15/21	304	316	(f)
8.25%	02/15/20	231	253	(f)
DENTSPLY International Inc.
2.75%	08/15/16	617	627	(f)
4.13%	08/15/21	404	421
Deutsche Telekom International Finance BV
2.25%	03/06/17	197	195	(a)
Devon Energy Corp.
1.88%	05/15/17	396	396
Diageo Capital PLC
1.50%	05/11/17	593	595
Diageo Investment Corp.
2.88%	05/11/22	593	609
4.25%	05/11/42	158	167

DIRECTV Holdings LLC
2.40%	03/15/17	401	404
3.80%	03/15/22	200	202
4.60%	02/15/21	398	423
4.75%	10/01/14	392	421
5.15%	03/15/42	401	404
Dominion Resources Inc.
1.95%	08/15/16	283	288
4.90%	08/01/41	161	182
DPL Inc.
7.25%	10/15/21	58	64	(a)
Duke Realty LP (REIT)
6.50%	01/15/18	403	457
Eastman Chemical Co.
2.40%	06/01/17	1,111	1,123
Ecopetrol S.A.
7.63%	07/23/19	145	183
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	71	75	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	100	104	(a)
Energy Transfer Equity LP
7.50%	10/15/20	269	295
Energy Transfer Partners LP
6.50%	02/01/42	94	101
6.70%	07/01/18	282	323
European Investment Bank
0.73%	12/15/14	600	602	(c)
4.88%	01/17/17	1,050	1,208	(f)
Exelon Corp.
4.90%	06/15/15	505	549
Export Credit Bank of Turkey
5.38%	11/04/16	225	232	(a)
Express Scripts Holding Co.
2.65%	02/15/17	681	693	(a,f)
3.13%	05/15/16	596	621
3.90%	02/15/22	199	206	(a,f)
4.75%	11/15/21	199	220	(a,f)
6.13%	11/15/41	306	372	(a,f)
First Citizens St Lucia Ltd.
4.90%	02/09/16	150	155	(a)
Florida Power & Light Co.
4.13%	02/01/42	362	379
Ford Motor Credit Company LLC
3.00%	06/12/17	394	392
5.88%	08/02/21	400	445
Forest Oil Corp.
7.25%	06/15/19	358	328
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173	180	(a)
Frontier Communications Corp.
7.13%	03/15/19	354	358
Georgia Power Co.
4.30%	03/15/42	198	206
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100	107	(a,f,h)
Goldman Sachs Capital I
6.35%	02/15/34	306	289

Great Plains Energy Inc.
4.85%	06/01/21	403	433	(f)
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	100	106	(a,f)
Hanesbrands Inc.
6.38%	12/15/20	196	206	(f)
Hartford Financial Services Group Inc.
5.13%	04/15/22	396	408
HCA Inc.
6.50%	02/15/20	309	335	(f)
Heineken N.V.
3.40%	04/01/22	791	810	(a)
Hewlett-Packard Co.
4.05%	09/15/22	493	497
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	464	503	(f)
HSBC Finance Corp.
6.68%	01/15/21	206	223
HSBC Holdings PLC
4.00%	03/30/22	396	411
Hughes Satellite Systems Corp.
6.50%	06/15/19	356	378
Indo Energy Finance BV
7.00%	05/07/18	100	98	(a)
Ingles Markets Inc.
8.88%	05/15/17	400	436	(f)
Instituto Costarricense de Electricidad
6.95%	11/10/21	200	205	(a,f)
Inter-American Development Bank
1.38%	10/18/16	604	618	(f)
IPIC GMTN Ltd.
3.75%	03/01/17	95	99	(a)
John Deere Capital Corp.
2.25%	04/17/19	395	404	(f)
3.15%	10/15/21	471	490	(f)
JPMorgan Chase & Co.
4.35%	08/15/21	524	553
4.50%	01/24/22	789	850
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200	220	(a)
KazMunayGas National Co.
9.13%	07/02/18	100	124	(a)
11.75%	01/23/15	100	119	(a,f)
Kinross Gold Corp.
6.88%	09/01/41	118	120
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	401	416
5.00%	03/15/42	401	431
Korea Development Bank
3.25%	03/09/16	380	392
4.00%	09/09/16	220	234
Korea Expressway Corp.
4.50%	03/23/15	67	71	(a,f)
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	100	109	(a)
Korea National Oil Corp.
2.88%	11/09/15	278	283	(a)
3.13%	04/03/17	396	404	(a)
Kraft Foods Group Inc.
1.63%	06/04/15	394	398	(a)
2.25%	06/05/17	394	403	(a)

5.00%	06/04/42	473	501	(a)
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	765	803	(f)
4.50%	07/16/18	238	279	(f)
Levi Strauss & Co.
7.63%	05/15/20	361	384	(f)
Liberty Mutual Group Inc.
4.95%	05/01/22	277	275	(a)
6.50%	05/01/42	295	299	(a)
Linn Energy LLC
8.63%	04/15/20	295	318	(f)
Lorillard Tobacco Co.
3.50%	08/04/16	403	420	(f)
Lowe's Companies Inc.
4.65%	04/15/42	207	220	(f)
Majapahit Holding BV
7.75%	10/17/16	100	114	(a)
Marathon Petroleum Corp.
6.50%	03/01/41	198	225	(f)
McDonald's Corp.
1.88%	05/29/19	395	394	(f)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330	413	(f)
Molson Coors Brewing Co.
5.00%	05/01/42	317	342
Morgan Stanley
5.50%	07/28/21	377	371
5.75%	01/25/21	201	198
Mylan Inc.
7.88%	07/15/20	436	489	(a,f)
National Agricultural Cooperative Federation
4.25%	01/28/16	231	243	(a,f)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200	192
Newfield Exploration Co.
5.63%	07/01/24	330	337
5.75%	01/30/22	358	374	(f)
Newmont Mining Corp.
4.88%	03/15/42	398	388	(f)
News America Inc.
6.65%	11/15/37	206	240	(f)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	801	823
Nisource Finance Corp.
3.85%	02/15/23	450	450
Nordea Bank AB
3.13%	03/20/17	1,190	1,195	(a,f)
Occidental Petroleum Corp.
2.70%	02/15/23	562	566
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	98	103	(a)
Oglethorpe Power Corp.
5.38%	11/01/40	200	235
Omnicom Group Inc.
3.63%	05/01/22	521	529	(f)
ONEOK Partners LP
6.13%	02/01/41	428	483
Pacific Gas & Electric Co.
6.05%	03/01/34	569	717	(f)
PacifiCorp

6.00%	01/15/39	500	657	(f)
6.25%	10/15/37	14	19
PAETEC Holding Corp.
8.88%	06/30/17	594	640	(f)
Peabody Energy Corp.
6.25%	11/15/21	213	211	(a,f)
PepsiCo Inc.
2.75%	03/05/22	532	537	(f)
Pernod-Ricard S.A.
4.45%	01/15/22	283	293	(a,f)
Petrobras International Finance Co.
2.88%	02/06/15	159	161	(f)
3.50%	02/06/17	596	612	(f)
3.88%	01/27/16	159	164	(f)
Petroleos Mexicanos
5.50%	06/27/44	75	77	(a)
6.00%	03/05/20	150	173	(f)
6.50%	06/02/41	71	83	(a,f)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	125	129
Petronas Capital Ltd.
7.88%	05/22/22	100	137	(a,f)
Philip Morris International Inc.
2.50%	05/16/16	403	423	(f)
Phillips 66
5.88%	05/01/42	177	191	(a)
Pioneer Natural Resources Co.
3.95%	07/15/22	375	376
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100	129	(a,f)
Pride International Inc.
6.88%	08/15/20	403	494	(f)
Prudential Financial Inc.
5.63%	05/12/41	198	202	(f)
5.80%	11/16/41	99	104	(f)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	200	224	(a,f)
Range Resources Corp.
5.75%	06/01/21	358	374	(f)
Raytheon Co.
1.40%	12/15/14	402	408	(f)
Rio Tinto Finance USA PLC
3.50%	03/22/22	398	419	(f)
Roche Holdings Inc.
6.00%	03/01/19	405	504	(a,f)
Rowan Companies Inc.
4.88%	06/01/22	198	200	(f)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	200	203	(a)
RZD Capital Ltd.
5.74%	04/03/17	100	107
Sempra Energy
2.30%	04/01/17	793	813
Simon Property Group LP (REIT)
2.15%	09/15/17	595	594
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	101	(a)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	395	402	(a)
Symantec Corp.

2.75%	06/15/17	563	566
Target Corp.
4.00%	07/01/42	375	369
Texas Instruments Inc.
2.38%	05/16/16	605	636
Textron Inc.
6.20%	03/15/15	540	593
The ADT Corp.
2.25%	07/15/17	261	262	(a)
3.50%	07/15/22	373	374	(a)
4.88%	07/15/42	373	365	(a)
The AES Corp.
8.00%	10/15/17	401	456
The Coca-Cola Co.
3.30%	09/01/21	442	474
The Goldman Sachs Group Inc.
3.30%	05/03/15	419	419
5.75%	01/24/22	779	822	(f)
The Potomac Edison Co.
5.35%	11/15/14	245	267	(f)
Time Warner Cable Inc.
5.50%	09/01/41	606	659
6.75%	07/01/18	404	492
Time Warner Inc.
3.15%	07/15/15	864	911
3.40%	06/15/22	197	199
4.90%	06/15/42	138	140
Total Capital International S.A.
1.55%	06/28/17	932	934
Toyota Motor Credit Corp.
1.75%	05/22/17	592	597
Transnet SOC Ltd.
4.50%	02/10/16	200	209	(a,f)
United Technologies Corp.
1.20%	06/01/15	197	199	(f)
1.80%	06/01/17	197	201	(f)
4.50%	06/01/42	296	325	(f)
Vail Resorts Inc.
6.50%	05/01/19	563	591	(f)
Valero Energy Corp.
6.63%	06/15/37	197	221	(f)
Verizon Communications Inc.
2.00%	11/01/16	989	1,012	(f)
Viacom Inc.
1.25%	02/27/15	278	279	(f)
2.50%	12/15/16	617	639	(f)
Visteon Corp.
6.75%	04/15/19	348	338	(f)
Vivendi S.A.
3.45%	01/12/18	593	581	(a,f)
Voto-Votorantim Ltd.
6.75%	04/05/21	100	109	(a,f)
Weatherford International Ltd.
4.50%	04/15/22	317	325
5.95%	04/15/42	297	312
Wells Fargo & Co.
1.50%	07/01/15	562	562
Willis Group Holdings PLC
4.13%	03/15/16	400	418	(f)

Woodside Finance Ltd.
4.50%	11/10/14	699	739	(a,f)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	347	388	(a,f)
			109,821

Non-Agency Collateralized Mortgage Obligations—3.4%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.37%	09/10/47	580	649	(g)
5.92%	02/10/51	230	265	(f,g)
6.39%	02/10/51	180	211	(f,g)
Banc of America Mortgage Securities Inc.
5.58%	02/25/36	25	—	(g)**
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	760	828	(g)
5.57%	03/11/39	211	211	(f,g)
5.71%	04/12/38	370	396	(g)
5.91%	06/11/40	140	101	(g)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	200	174
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	220	240	(g)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	244	5	(g)
Credit Suisse Mortgage Capital Certificates
5.60%	02/25/36	97	3	(g)
DBUBS Mortgage Trust
5.73%	11/10/46	350	269	(a,g)
Extended Stay America Trust
5.50%	11/05/27	400	404	(a)
Greenwich Capital Commercial Funding Corp.
5.44%	03/10/39	200	222
GS Mortgage Securities Corp. II
3.00%	08/10/44	410	432	(f)
3.55%	04/10/34	400	413	(a)
Impac CMB Trust
5.05%	10/25/34	284	236	(c,f,g)
Interstar Millennium Trust
1.29%	03/14/36	22	20	(c,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/15/45	380	388
5.04%	03/15/46	250	271	(g)
5.34%	08/12/37	1,170	1,285	(f,g)
5.44%	05/15/45 - 06/12/47	980	1,091
5.79%	02/12/51	390	451	(f,g)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	310	340
5.16%	02/15/31	410	457
16.80%	12/15/39	3,314	48	(a,c,g)
MASTR Alternative Loans Trust
5.00%	08/25/18	124	12	(e,j)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	375	241	(g)
Morgan Stanley Capital I Inc.
5.16%	10/12/52	450	501	(f,g)
5.62%	12/12/49	159	159
5.82%	06/11/42	360	315	(g)
5.90%	10/15/42	699	500	(g)
5.99%	08/12/41	160	186	(g)
6.46%	01/11/43	400	441	(g)
11.90%	01/15/21	275	269	(a,c,f,g)

Residential Funding Mortgage Securities I Inc.
5.75%	01/25/36	23	—	**
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	360	389	(f,g)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	422	12
			12,435

Sovereign Bonds—2.0%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	114	(a)
Gabonese Republic
8.20%	12/12/17	100	116
Government of Argentina
2.50%	12/31/38	52	17	(f,h)
8.28%	12/31/33	36	23
Government of Colombia
7.38%	03/18/19	100	131
Government of Dominican Republic
7.50%	05/06/21	200	213	(a)
Government of El Salvador
7.65%	06/15/35	160	169	(a)
Government of Ghana Republic
8.50%	10/04/17	300	332	(a)
Government of Hungary
4.75%	02/03/15	50	48
6.25%	01/29/20	190	185
7.63%	03/29/41	134	131	(f)
Government of Indonesia
3.75%	04/25/22	197	197	(a)
4.88%	05/05/21	200	218	(a,f)
5.25%	01/17/42	206	216	(a)
11.63%	03/04/19	53	78	(a,f)
Government of Lebanon
4.00%	12/31/17	25	24
5.15%	11/12/18	69	68
6.10%	10/04/22	69	69
Government of Lithuania
6.13%	03/09/21	150	165	(a)
6.75%	01/15/15	100	108	(a,f)
7.38%	02/11/20	200	236	(a,f)
Government of Mexico
4.75%	03/08/44	482	519	(f)
5.75%	10/12/49	72	82
6.05%	01/11/40	84	108	(f)
Government of Namibia
5.50%	11/03/21	400	416	(a,f)
Government of Panama
6.70%	01/26/36	155	209	(f)
Government of Peru
6.55%	03/14/37	225	306	(f)
7.35%	07/21/25	100	141	(f)
Government of Philippines
4.00%	01/15/21	100	108
6.38%	01/15/32 - 10/23/34	200	254
Government of Poland
5.00%	03/23/22	212	231
6.38%	07/15/19	37	44
Government of Romania
6.75%	02/07/22	146	152	(a,f)

Government of South Africa
6.25%	03/08/41	100	127
Government of Sri Lanka
7.40%	01/22/15	100	107	(a,f)
8.25%	10/24/12	100	101
Government of Turkey
5.13%	03/25/22	100	104
5.63%	03/30/21	40	44	(f)
6.00%	01/14/41	200	211	(f)
6.88%	03/17/36	71	83
Government of Uruguay
6.88%	09/28/25	66	86
Government of Venezuela
10.75%	09/19/13	219	226	(f)
Government of Vietnam
1.56%	03/12/16	25	22	(g)
Province of Manitoba Canada
4.90%	12/06/16	158	185	(f)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	400	402	(a,f)
5.00%	04/29/20	200	218	(a,f)
7.50%	03/31/30	57	69	(h)
			7,413

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275	316
Municipal Electric Authority of Georgia
6.64%	04/01/57	234	271	(f)
New Jersey State Turnpike Authority
7.10%	01/01/41	200	282	(f)
7.41%	01/01/40	560	816	(f)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165	189	(f)
South Carolina State Public Service Authority
6.45%	01/01/50	200	283
State of California
5.70%	11/01/21	280	319	(f)
			2,476

FNMA—0.0%*
Lehman TBA
5.50%	TBA	239	—	**(b,k)

Total Bonds and Notes
(Cost $299,025)			307,432

Preferred Stock—0.2%		Number of Shares	Fair Value
XLIT Ltd.
3.58%	10/29/49	914	666	(g)
(Cost $826)

Other Investments—0.2%
GEI Investment Fund
(Cost $771)			832	(i)

Total Investments in Securities
(Cost $300,622)			308,930

Short-Term Investments—31.6%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $89,189)			89,189	(c,i)

		Principal Amount	Fair Value
U.S. Treasuries—2.7%
U.S. Treasury Bills
0.07%	09/20/12	$9,000	$8,998	(c,f)
0.12%	11/15/12	1,000	1,000	(c,f)
			9,998

Federal Agencies—4.7%
Federal Home Loan Bank Discount Notes
0.06%	08/17/12	17,367	17,365	(c)

Total Short-Term Investments
(Cost $116,551)			116,552

Total Investments
(Cost $417,173)			425,482
Liabilities in Excess of Other Assets, net—(15.1)%			(55,720)

NET ASSETS—100.0%			$369,762

Other Information

The Fund had the following long futures contracts open at June 30, 2012 (Unaudited):
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2012	90	$19,817	$(9)
5 Yr. U.S. Treasury Notes Futures	September 2012	655	81,200	14
30 Yr. U.S. Treasury Bonds Futures	September 2012	38	5,623	(30)

				$(25)

The Fund had the following short futures contracts open at June 30, 2012 (Unaudited):
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2012	78	$(13,014)	$(175)
10 Yr. U.S. Treasury Notes Futures	September 2012	362	(48,282)	(109)

				$(284)

				$(309)

Notes to Schedules of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Funds summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to $5,174, $25,970 and $6,049 or 2.44%, 7.02% and 3.48% of the net assets of the Elfun Diversified Fund, Elfun Income Fund and Elfun Money Market fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	At June 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2012.

(h)	Step coupon bond. Security becomes interest bearing at a future date.

(i)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures determined by the Board of Trustees.

(j)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(k)	Fair Valued security.

†	Percentages are based on net assets as of June 30, 2012.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$44,492	$—	$44,492
	Agency Mortgage Backed	—	126,172	—	126,172
	Agency CMOs	—	3,124		3,124
	Asset Backed	—	1,499	—	1,499
	Corporate Notes	—	109,821	—	109,821
	Non-Agency CMOs	—	12,435	—	12,435
	Sovereign Bonds	—	7,413	—	7,413
	Municipal Notes and Bonds	—	2,476	—	2,476
	Preferred Stock	—	666	—	666
	Other Investments		832	—	832
	Short-Term Investments	89,189	27,363	—	116,552

	Total Investments in Securities	$89,189	$336,293	$—	$425,482

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$14	$—	$—	$14
	Futures Contracts—Unrealized Depreciation	(323)	—	—	(323)

	Total Other Financial Instruments	$(309)	$—	$—	$(309)

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation
Elfun Income Fund	$418,754	$10,497	$(3,769)	$6,728

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2012